Cover	Sep. 10, 2026
Cover [Abstract]
Central Index Key	0001753539
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Registrant Name	BlackSky Technology Inc.
Entity Address, Address Line One	2411 Dulles Corner Park
Entity Address, Address Line Two	Suite 300
Entity Address, Postal Zip Code	20171
Entity Address, State or Province	VA
Entity Address, City or Town	Herndon,
City Area Code	(703)
Local Phone Number	935-1930
Document Information [Line Items]
Central Index Key	0001753539
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
DELAWARE	DE
Entity Tax Identification Number	83-1833760
Entity File Number	001-39113
Common Class A
Cover [Abstract]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BKSY
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BKSY
Security Exchange Name	NYSE